Expense Example - Schwab Mortgage-Backed Securities ETF - Schwab Mortgage-Backed Securities ETF	Nov. 07, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	$ 10